CONTRACT LIABILITIES (Details Narrative) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Contract liabilities	¥ 195,039	¥ 153,477	¥ 78,170